Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000249038 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000249038 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	31.62%
C000249038 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.04%
C000249038 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.90%
C000249038 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.34%
C000249038 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	14.96%
C000249038 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	35.70%
C000249038 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.05%
C000249038 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.39%
C000249039 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000249039 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.37%
C000249039 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.57%
C000249039 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	8.37%
C000249039 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.89%
C000249039 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	17.15%
C000249039 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.44%
C000249039 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.69%
C000249039 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.52%
C000231078 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231078 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231078 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231078 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231078 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231078 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231078 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231078 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231078 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231078 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231078 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231078 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231078 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000231082 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231082 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231082 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231082 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231082 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231082 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231082 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231082 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231082 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231082 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231082 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231082 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231082 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000231081 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231081 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231081 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231081 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231081 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231081 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231081 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231081 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231081 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231081 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231081 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231081 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231081 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000231080 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231080 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231080 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231080 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231080 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231080 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231080 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231080 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231080 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231080 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231080 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231080 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231080 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000231079 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231079 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231079 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231079 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231079 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231079 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231079 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231079 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231079 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231079 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231079 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231079 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231079 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000231074 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.54%
C000231074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.59%
C000231074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.59%
C000231074 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231074 | Financials
Holdings [Line Items]
Percent of Total Investments	22.01%
C000231074 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.75%
C000231074 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.48%
C000231074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.63%
C000231074 | Materials
Holdings [Line Items]
Percent of Total Investments	3.53%
C000231074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.55%
C000231074 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.69%
C000231074 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.54%
C000248998 | Credit Rating Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248998 | Other Line
Holdings [Line Items]
Percent of Total Investments	27.08%
C000248998 | AAA
Holdings [Line Items]
Percent of Total Investments	2.24%
C000248998 | AA+
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248998 | AA
Holdings [Line Items]
Percent of Total Investments	1.36%
C000248998 | AA-
Holdings [Line Items]
Percent of Total Investments	0.72%
C000248998 | A+
Holdings [Line Items]
Percent of Total Investments	0.65%
C000248998 | A
Holdings [Line Items]
Percent of Total Investments	0.58%
C000248998 | A-
Holdings [Line Items]
Percent of Total Investments	3.06%
C000248998 | BBB+
Holdings [Line Items]
Percent of Total Investments	18.18%
C000248998 | BBB
Holdings [Line Items]
Percent of Total Investments	14.31%
C000248998 | BBB-
Holdings [Line Items]
Percent of Total Investments	11.68%
C000248998 | BB+
Holdings [Line Items]
Percent of Total Investments	7.55%
C000248998 | BB
Holdings [Line Items]
Percent of Total Investments	3.47%
C000248998 | BB-
Holdings [Line Items]
Percent of Total Investments	0.88%
C000248998 | B+
Holdings [Line Items]
Percent of Total Investments	1.76%
C000248998 | B
Holdings [Line Items]
Percent of Total Investments	1.44%
C000248998 | B-
Holdings [Line Items]
Percent of Total Investments	1.15%
C000248998 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.19%
C000248998 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000241944 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241944 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241944 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241944 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241944 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241944 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241944 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241944 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241944 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241944 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241944 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241948 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241948 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241948 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241948 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241948 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241948 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241948 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241948 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241948 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241948 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241948 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241947 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241947 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241947 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241947 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241947 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241947 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241947 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241947 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241947 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241947 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241947 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241946 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241946 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241946 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241946 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241946 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241946 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241946 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241946 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241946 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241946 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241946 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241945 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241945 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241945 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241945 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241945 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241945 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241945 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241945 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241945 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241945 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241945 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241941 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241941 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241941 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241941 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241941 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241941 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241941 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241941 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241941 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241941 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241941 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241940 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	63.66%
C000241940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.55%
C000241940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000241940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.78%
C000241940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.88%
C000241940 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.16%
C000241940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.14%
C000241940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000241940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000228428 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228428 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228428 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228428 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228428 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228428 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228432 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228432 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228432 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228432 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228432 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228432 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228431 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228431 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228431 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228431 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228431 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228431 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228430 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228430 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228430 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228430 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228430 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228430 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228429 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228429 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228429 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228429 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228429 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228429 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228429 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228429 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228429 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228429 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228427 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228427 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228427 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228427 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228427 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228427 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228426 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228426 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228426 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228426 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228426 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228426 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228426 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228425 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228425 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228425 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228425 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228425 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228425 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228425 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228425 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228425 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228425 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000228424 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228424 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.46%
C000228424 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.45%
C000228424 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.34%
C000228424 | Financials
Holdings [Line Items]
Percent of Total Investments	11.72%
C000228424 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000228424 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.62%
C000228424 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000228424 | Materials
Holdings [Line Items]
Percent of Total Investments	4.29%
C000228424 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.02%
C000218936 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218936 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218936 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218936 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218936 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218936 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218936 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218936 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218936 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218936 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218936 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218936 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000218940 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218940 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218940 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218940 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218940 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218940 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000218939 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218939 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218939 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218939 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218939 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218939 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218939 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218939 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218939 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218939 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218939 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000218938 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218938 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218938 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218938 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218938 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218938 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218938 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218938 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218938 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218938 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218938 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218938 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218938 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000218937 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218937 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218937 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218937 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218937 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218937 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218937 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218937 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218937 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218937 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218937 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218937 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000218935 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218935 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218935 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218935 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218935 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218935 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218935 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218935 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218935 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218935 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218935 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000218934 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218934 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218934 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218934 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218934 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218934 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218934 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218934 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218934 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218934 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218934 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218934 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000218933 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218933 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218933 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218933 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218933 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218933 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218933 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218933 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218933 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218933 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218933 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000218932 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218932 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.14%
C000218932 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	86.17%
C000218932 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.15%
C000218932 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.55%
C000218932 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.22%
C000218932 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.71%
C000218932 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	4.41%
C000218932 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.49%
C000218932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.03%
C000218932 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.88%
C000218932 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.23%
C000218932 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.02%
C000218932 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]

[1]	Amount is less than 0.01%
[2]	Amount is less than 0.01%
[3]	Amount is less than 0.01%
[4]	Amount is less than 0.01%
[5]	Amount is less than 0.01%
[6]	Amount is less than 0.01%
[7]	Amount is less than 0.01%
[8]	Amount is less than 0.01%
[9]	Amount is less than 0.01%
[10]	Amount is less than 0.01%